Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Global Impact Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.0%
Brambles Ltd. ................ 8,053 $ 76,784
Brazil — 5.1%
MercadoLibre, Inc.
(a)
............ 125 213,976
Sendas Distribuidora SA ......... 58,115 161,170
375,146
Canada — 2.1%
North West Co., Inc. (The) ........ 5,290 153,020
Germany — 3.8%
Infineon Technologies AG ........ 2,758 100,548
LEG Immobilien SE
(a)
........... 1,365 113,267
Vonovia SE .................. 2,190 68,224
282,039
India — 0.6%
Bandhan Bank Ltd.
(b) (c)
.......... 16,130 44,437
Indonesia — 4.0%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 612,800 220,752
Dayamitra Telekomunikasi PT ..... 1,848,000 79,594
300,346
Japan — 2.5%
Daikin Industries Ltd. ........... 300 48,070
Recruit Holdings Co. Ltd. ........ 3,400 134,295
182,365
Kazakhstan — 1.9%
Kaspi.KZ JSC , ADR
(c)
........... 1,509 138,828
Netherlands — 2.7%
ASML Holding NV ............. 231 200,413
South Korea — 0.6%
Samsung SDI Co. Ltd. .......... 157 43,571
Spain — 1.4%
EDP Renovaveis SA ............ 6,628 107,329
Switzerland — 3.7%
DSM-Firmenich AG ............ 1,241 131,211
Landis+Gyr Group AG .......... 1,793 147,020
278,231
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 12,000 240,222
United Kingdom — 9.5%
Halma plc ................... 5,179 143,350
Pearson plc ................. 15,268 187,305
RELX plc ................... 4,030 166,335
Wise plc , Class A
(a)
............. 20,122 205,242
702,232
United States — 56.0%
Advanced Drainage Systems, Inc. .. 758 98,858
Aptiv plc
(a)
................... 1,239 100,768
Security
Shares
Shares Value
United States (continued)
Autodesk, Inc.
(a)
............... 701 $ 177,921
AZEK Co., Inc. (The) , Class A
(a)
.... 3,759 144,947
Block, Inc. , Class A
(a)
........... 1,341 87,178
Boston Scientific Corp.
(a)
......... 3,322 210,150
Brookfield Renewable Corp. , Class A 5,415 151,279
Clean Harbors, Inc.
(a)
........... 1,061 178,206
Crown Holdings, Inc. ........... 2,352 208,152
Danaher Corp. ............... 540 129,551
Dexcom, Inc.
(a)
............... 925 112,249
Encompass Health Corp. ........ 1,129 80,204
Etsy, Inc.
(a)
.................. 919 61,169
Exact Sciences Corp.
(a)
.......... 1,454 95,092
Grand Canyon Education, Inc.
(a)
.... 347 45,315
Hologic, Inc.
(a)
................ 1,505 112,032
ICF International, Inc. ........... 1,327 184,506
Instructure Holdings, Inc.
(a)
....... 6,698 164,972
Intuit, Inc. ................... 128 80,810
Intuitive Surgical, Inc.
(a)
.......... 276 104,389
NextEra Energy, Inc. ........... 2,422 142,002
Okta, Inc. , Class A
(a)
............ 784 64,798
Pacific Biosciences of California, Inc.
(a)
10,664 69,423
Palo Alto Networks, Inc.
(a)
........ 173 58,562
Quanta Services, Inc. ........... 544 105,563
Royalty Pharma plc , Class A ...... 4,729 134,256
Schneider Electric SE ........... 856 168,161
STERIS plc .................. 102 22,333
Stride, Inc.
(a)
................. 2,189 131,231
Tesla, Inc.
(a)
.................. 357 66,862
Trane Technologies plc .......... 379 95,527
Trimble, Inc.
(a)
................ 574 29,194
Veeva Systems, Inc. , Class A
(a)
.... 747 154,935
Vertex Pharmaceuticals, Inc.
(a)
..... 206 89,276
Zoetis, Inc. , Class A ............ 692 129,964
Zurn Elkay Water Solutions Corp. ... 5,380 159,517
4,149,352
Total Long-Term Investments — 98.1%
(Cost: $ 6,363,543 ) .............................. 7,274,315
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(d) (e)
.... 238,870 238,870
Total Short-Term Securities — 3 .2%
(Cost: $ 238,870 ) ................................ 238,870
Total Investments — 101.3%
(Cost: $ 6,602,413 ) .............................. 7,513,185
Liabilities in Excess of Other Assets — (1.3) % ............ (99,874)
Net Assets — 100.0% .............................. $ 7,413,311
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Impact Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 337,374 $ — $ (98,504)
(a)
$ — $ — $ 238,870 238,870 $ 9,432 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 209,097 — (209,155)
(a)
77 (19) — — 96
(c)
—
$ 77 $ (19) $ 238,870 $ 9,528 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 76,784 $ — $ 76,784
Brazil ............................................... 375,146 — — 375,146
Canada ............................................. 153,020 — — 153,020
Germany ............................................ — 282,039 — 282,039
India ............................................... — 44,437 — 44,437
Indonesia ............................................ — 300,346 — 300,346
Japan ............................................... — 182,365 — 182,365
Kazakhstan ........................................... 138,828 — — 138,828
Netherlands ........................................... — 200,413 — 200,413
South Korea .......................................... — 43,571 — 43,571
Spain ............................................... — 107,329 — 107,329
Switzerland ........................................... — 278,231 — 278,231
Taiwan .............................................. — 240,222 — 240,222
United Kingdom ........................................ — 702,232 — 702,232

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Global Impact Fund
4
Level 1 Level 2 Level 3 Total
United States .......................................... $ 3,981,191 $ 168,161 $ — $ 4,149,352
Short-Term Securities
Money Market Funds ...................................... 238,870 — — 238,870
$ 4,887,055 $ 2,626,130 $ — $ 7,513,185
Portfolio Abbreviation
ADR American Depositary Receipts
JSC Joint Stock Company
Fair Value Hierarchy as of Period End (continued)